Summary of Significant Accounting Policies (Tables) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Property Plant and Equipment Useful Life
The major categories of property and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Estimated Useful Lives
Buildings	Up to 40 years
Equipment	1 year to 20 years
Aircraft	20 years
Furniture and fixtures	1 year to 10 years
Leasehold improvements	Shorter of term of lease or useful life of improvement

Schedule of Finite Lived Intangible Assets Useful Life
Intangible assets with finite lives are amortized principally using the straight-line method over the following estimated useful lives:

Estimated Useful Lives
Trade names	7 years
Festival rights	7 years
Other intangibles	15 years